Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value adjustments	£ 17	£ 67
Bid-Offer and Trade Specific Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	(12)	13
Uncertainty [Member]
Disclosure of financial assets [line items]
Fair value adjustments	17	36
Credit Risk Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	6	9
Funding Fair Value Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	6	4
Risk Related Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	17	62
Model-Related [Member]
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 5